Cover Page Cover Page	May 20, 2020
Cover Page [Abstract]
Entity Central Index Key	0001658566
Document Type	8-K
Document Period End Date	May 20, 2020
Entity Registrant Name	Centennial Resource Development, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37697
Entity Tax Identification Number	47-5381253
Entity Address, Address Line One	1001 Seventeenth Street,
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	499-1400
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CDEV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false